Prepaid Share Forward Agreement (Details) - USD ($)			12 Months Ended
	Jan. 15, 2025	Dec. 27, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepaid Share Forward Agreement [Abstract]
Aggregate amount of shares		3,000,000
Shares purchase		100,000
Redemption price per share (in Dollars per share)	$ 11.79	$ 11.79
Cash paid (in Dollars)	$ 20,605,656
Transaction cost (in Dollars)	$ 77,540
Shares issued pursuant to prepaid forward agreement	1,742,573
Commitment shares under prepaid share forward agreement	100,000
Relevant shares under prepaid share forward agreement	1,642,573
Derivative liability (in Dollars)			$ 909,454